Investment Risks - Tuttle Capital Government Grift ETF	Oct. 03, 2025
Government Regulation Risk [Member]
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Government Regulation Risk. It is possible that legislation or regulation could be enacted that limits, restricts or prevents United States Congresspersons and/or their spouses from personal securities trading. Legal, tax and regulatory changes could occur that may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Government regulation may change the manner in which the Fund is able to implement its principal investment strategy. Government regulation may change frequently and may have significant adverse consequences for the Fund or its investments. Government regulation may also curtail reporting by Congresspersons and/or their spouses which would adversely affect the Adviser’s ability to implement the Fund’s principal investment strategies. It is not possible to predict fully the effects of current or future regulation.

Ethics in Government Act Risk [Member]
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Ethics in Government Act Risk. Iin implementing the Fund’s principal investment strategies, the Adviser obtains and uses information derived by others from PTRs to create an initial portfolio and to adjust the composition and weighting of securities in the Fund’s portfolio. PTRs are made available online by the Ethics in Government Act of 1978, as amended (the “EIGA”), which makes it unlawful for “any person to obtain or use a [PTR] … for any commercial purpose, other than by news and communications media for dissemination to the general public[.]” The EIGA authorizes the U. S. Attorney General to bring a civil action against any person who obtains or uses a PTR for a prohibited commercial purpose, and provides that the court in which such action is brought may assess penalties. Absent a definitive determination as to whether the Adviser’s review and analysis of data for purposes of implementing the Fund’s investment strategies constitutes “obtain[ing] or us[ing]” a PTR for a prohibited “commercial purpose,” as those terms are used in the EIGA, the Fund is subject to the risk that the Adviser and/or the Fund may face legal consequences if the Adviser’s implementation of the Fund’s investment strategies is prohibited by the EIGA, which could potentially include monetary penalties and other liabilities or injunctions or similar orders, any or all of which could adversely impact the Fund and its shareholders or limit the ability of the Adviser to implement the Fund’s investment strategies. In addition, the Adviser and/or the Fund may face the threat (or perceived threat) of legal proceedings or other actions by the U.S. Attorney General that could result in legal consequences. Such a threat (or perceived threat) could lead the Fund to fundamentally change its investment strategies or liquidate. The timing of any such liquidation may not be favorable and could have negative tax consequences for shareholders.

Reporting Delay Risk [Member]
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Reporting Delay Risk. Members of Congress are required to report certain securities transactions (purchases, sales or exchanges of assets covered by the STOCK Act) totaling over $1,000 within 30 days of purchasing those securities or becoming aware of such a transaction but have up to 45 days to submit such reports. In addition, Congresspersons may report transactions later than required by law, either intentionally or unintentionally. Accordingly, the Fund will not purchase or sell securities at the same time as members of Congress. It is also possible that the Fund will not purchase a security at all because the required reports were never filed (or were filed late) by the Congressperson. It is not possible for the Fund to know whether all PTRs are timely filed or filed at all. As a result, the Fund may purchase a security at a higher price or sell a security at a lower price than it would have if purchased or sold at the same time as the member of Congress. The Fund would also hold a security for a period of time even though the congressperson no longer holds the security, which may negatively affect the Fund's performance.

Government Influence Risk [Member]
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Government Influence Risk. The Fund may invest in companies that operate under substantial government ownership, control, or influence. These entities may be subject to decisions driven by political or national interests rather than commercial objectives, which can lead to non-market-oriented behavior, including inefficient capital allocation, restricted profit distribution, or mandated strategic shifts. Additionally, such companies may be exposed to risks of expropriation (i.e., governmental actions resulting in the taking of property for public use), changes in state support, or conflicts of interest between public policy goals and shareholder value.

In certain jurisdictions, a company’s ties to government officials or institutions may increase the likelihood of legal or regulatory scrutiny, corruption allegations, or sanctions involving the company or its personnel. These risks may impair operational performance, reduce transparency, and limit investor protections. The Fund’s exposure to companies with such affiliations may result in greater uncertainty and potential for adverse outcomes not directly tied to market forces.

Political Volatility Risk [Member]
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Political Volatility Risk. The Fund may be subject to heightened volatility due to rapid or unexpected changes in political rhetoric (including through social media), policy direction, or regulatory tone. Shifts in political narratives—whether through public statements, proposed legislation, or executive actions—can lead to abrupt market reactions, especially in sectors or companies perceived as politically sensitive. These responses may occur even in the absence of actual policy implementation, as investor sentiment and positioning adjust to evolving expectations. In addition, elections resulting in a change to the composition of Congress and the office of the President may in turn shift the Fund’s portfolio holdings significantly.

Such political volatility may cause sharp, short-term reversals—commonly referred to as "whipsaws"—in the performance of affected holdings. These reversals can challenge the Fund’s ability to maintain stable positioning and may increase trading costs or result in unintended exposures. The impact of this risk is particularly pronounced in periods of heightened political polarization, contentious legislative agendas, or major geopolitical developments.

Market Risk [Member]
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Market Risk. The market price of instruments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities and other financial instruments may decline in value due to factors affecting markets generally or particular industries represented in the markets. The value of a financial instrument may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Derivatives Risk [Member]
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Derivatives Risk. The Fund may obtain exposure through derivatives by investing in swap agreements. Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, and possibly greater than, risks associated with investing directly in the reference asset(s) underlying the derivative. The use of derivatives may result in larger losses or smaller gains than investing in the underlying security or reference asset directly. The use of derivatives may expose the Fund to additional risks such as counterparty risk, liquidity risk and increased daily correlation risk. When a Fund uses derivatives, there may be imperfect correlation between the value of the underlying reference assets and the derivative, which may prevent the Fund from achieving its investment objective.

Swaps Risk [Member]
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Swaps Risk. Swap agreements are entered into primarily with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses.  Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on over-the-counter (“OTC”) swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

Liquidity Risk [Member]
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Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid assets involve the risk that the Fund may be unable to sell such assets or sell them at a reasonable price. Derivatives, especially when traded in large amounts, may not always be liquid. In such cases, in volatile markets the Fund may not be able to close out a position without incurring a loss. Daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivatives may prevent profitable liquidation of positions, subjecting the Fund to potentially greater losses.

Active Management and Trading Risk [Member]
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Active Management and Trading Risk. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ETF Structure Risk [Member]
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Risk [Text Block]	ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:
Trading Issues Risk [Member]
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Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Market Price Variance Risk [Member]
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Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk [Member]
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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF [Member]
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Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Risk Lose Money [Member]
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Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured [Member]
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Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Risk Nondiversified Status [Member]
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Non-Diversification Risk. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment or limited number of investments.